Financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Financial instruments [Abstract]
Disclosure of financial liabilities
The group holds the following financial instruments:

	December 31,
Financial Assets	2021	2020
	£’000	£’000
Held at amortised cost
Trade and other receivables (excluding prepayments and taxes)	2,280	689
Cash and cash equivalents	562,173	62,584
Held at fair value through OCI
Investments held in unquoted equity instruments	2,145	—
	566,598	63,273

	December 31,
Financial Liabilities	2021	2020
	£’000	£’000
Held at amortised cost
Trade and other payables (excluding taxes and contract liabilities and other advances)	12,479	4,665
Loans	296	—
Lease liability	4,879	3,438
	17,654	8,103

Disclosure of financial assets
The group holds the following financial instruments:

	December 31,
Financial Assets	2021	2020
	£’000	£’000
Held at amortised cost
Trade and other receivables (excluding prepayments and taxes)	2,280	689
Cash and cash equivalents	562,173	62,584
Held at fair value through OCI
Investments held in unquoted equity instruments	2,145	—
	566,598	63,273

	December 31,
Financial Liabilities	2021	2020
	£’000	£’000
Held at amortised cost
Trade and other payables (excluding taxes and contract liabilities and other advances)	12,479	4,665
Loans	296	—
Lease liability	4,879	3,438
	17,654	8,103

Disclosure of significant unobservable inputs used in fair value measurement of assets
Fair value measurements using significant unobservable inputs (level 3)

Unlisted equity securities
£’000
Opening balance as at January 1, 2021	0
Acquisitions	3,349
Loss recognised in other comprehensive income	(109)
Disposal	(1,095)
Closing balance as at December 31, 2021	2,145

Sensitivity analysis for types of foreign currency risk
The table below illustrates the sensitivity analysis of the Group’s reported profit to a 10% increase or decrease in the respective foreign exchange rates to which they are significantly exposed. The sensitivity analysis is calculated on balances outstanding at the year end, with all other variables held constant.

	Change in rate	Effect on profit before tax	Effect on equity
		£’000	£’000
2021
Change in USD	+10%	27,236	27,489
	-10%	(27,236)	(27,489)
Change in EUR	+10%	195	5,908
	-10%	(195)	(5,908)
2020
Change in USD	+10%	2,471	2,471
	-10%	(2,471)	(2,471)
Change in EUR	+10%	140	140
	-10%	(140)	(140)

Disclosure of maturity analysis for derivative financial assets and liabilities
The maturity analysis of financial instruments at December 31, 2021 is as follows:

	Carrying amount	Demand and less than 3 months	From 3 to 12 months	From 12 months to 2 years	From 2 to 5 years	More than 5 years	Total contractual cash flows
	£’000	£’000	£’000	£’000	£’000	£’000	£’000
Assets:
Cash and cash equivalents	562,173	562,173	—	—	—	—	562,173
Trade and other receivables	2,280	2,180	—	—	—	100	2,280

Liabilities:
Trade and other payables	(12,479)	(12,479)	—	—	—	—	(12,479)
Loans	(296)	—	(2)	(2)	(303)		(307)
Lease liability	(4,879)	(267)	(808)	(1,117)	(2,694)	(415)	(5,301)
	546,799	551,607	(810)	(1,119)	(2,997)	(315)	546,366
27.Financial instruments (continued)
The maturity analysis of financial instruments at December 31, 2020 is as follows:

	Carrying amount	Demand and less than 3 months	From 3 to 12 months	From 12 months to 2 years	From 2 to 5 years	More than 5 years	Total contractual cash flows
	£’000	£’000	£’000	£’000	£’000	£’000	£’000
Assets:
Cash and cash equivalents	62,584	62,584	—	—	—	—	62,584
Trade and other receivables	689	689	—	—	—	—	689

Liabilities:
Trade and other payables	(4,665)	(4,638)	(27)	—	—	—	(4,665)
Lease liability	(3,438)	(169)	(508)	(677)	(1,632)	(820)	(3,806)
	55,170	58,466	(535)	(677)	(1,632)	(820)	54,802

Disclosure of reconciliation of liabilities arising from financing activities
Changes in liabilities arising from financing activities

	At January, 1 2021	Cash flows	Additions	Interest expense	Foreign Exchange	At December 31, 2021
	£’000	£’000	£’000	£’000	£’000	£’000
Interest-bearing loans and borrowings	—	—	301	1	(6)	296
Lease liabilities	3,438	(881)	2,178	147	(3)	4,879
Total liabilities from financing activities	3,438	(881)	2,479	148	(9)	5,175

	At January, 1 2020	Cash flows	Additions	Interest expense	Foreign Exchange	At December 31, 2020
	£’000	£’000	£’000	£’000	£’000	£’000
Interest-bearing loans and borrowings	—	—	—	—	—	—
Lease liabilities	1,112	(455)	2,695	86		3,438
Total liabilities from financing activities	1,112	(455)	2,695	86	—	3,438